1996 Annual Report Supplement - March 20, 1997*

IDS International Fund (Dec. 30, 1996)
S-6140 K (12/96)

Page eight has been revised to add:

How your $10,000 has grown in IDS International Fund


$30,000
                                               Lipper International
                                                         Fund Index

                                                          $20,827
$20,000                                             International
                                                             Fund
             MSCI World Index                             Class A


$9,500

'86   '87   '88   '89   '90   '91   '92   '93   '94   '95   '96

S-6140-1 C (3/97)
*Destroy Dec. 30, 1997